Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Comprehensive Income [Abstract]
Net loss	$ (12,019)	$ (5,559)	$ (4,933)	$ (3,864)	$ (4,724)
Other comprehensive loss:
Foreign currency translation adjustments	(196)	(38)	(45)	70	(82)
Total comprehensive loss	$ (12,215)	$ (5,597)	$ (4,978)	$ (3,794)	$ (4,806)